Tidal Trust II

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204

April 22, 2024

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management

100 F Street, N.E.
Washington, DC 20549

Re:	Tidal Trust II (the “Trust”)
File Nos. 333-264478, 811-23793

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its two series, the Return Stacked® Bonds & Futures Yield ETF and Return Stacked® U.S. Stocks & Futures Yield ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective April 19, 2024, and filed electronically as Post-Effective Amendment No. 204 to the Trust’s Registration Statement on Form N-1A on April 19, 2024.

If you have any questions or require further information, please contact Michael Pellegrino at (844) 986-7676 (Extension 731) or mpellegrino@tidalfg.com.

Sincerely,

/s/ Michael Pellegrino

Michael Pellegrino

General Counsel

Tidal Investments LLC